12. Income Tax (Details - Net loss) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Net loss	$ (1,055,051)	$ (816,120)	$ (816,425)	$ (815,324)	$ (738,357)	$ (693,947)	$ (793,560)	$ (1,631,749)	$ (1,487,508)	$ (2,447,869)	$ (2,225,865)	$ (3,294,489)	$ (3,020,574)	$ (4,036,087)
UNITED STATES
Net loss												(2,863,675)	(2,584,353)	(3,532,590)
CANADA
Net loss												$ (430,814)	$ (436,221)	$ (503,997)